Summary of Significant Accounting Policies (Details 1) - Successor [Member] - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Balance at beginning	$ 2,649	$ 1,683
Change in FV of derivative instruments	4,714	3,365
FV of Warrants cash exercised and exchanged for Class A common stock (see Note 11 - Warrants)	(1,914)
FV of Warrants cashless exercised for Class A common stock (see Note 11 - Warrants)	(766)
Balance at ending	$ 1,683	$ 5,048